Acquisitions - Summary of Acquisition Activity (Detail) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023 USD ($) TRANSACTIONS	Jun. 30, 2022 USD ($) TRANSACTIONS	Jun. 30, 2023 USD ($) TRANSACTIONS	Jun. 30, 2022 USD ($) TRANSACTIONS
Disclosure of detailed information about business combination [line items]
Businesses acquired | TRANSACTIONS	0	2	1	2
Investments in businesses | TRANSACTIONS	4	3	5	3
Total number of transactions | TRANSACTIONS	4	5	6	5
Business Acquired	$ 33	$ 163	$ 523	$ 171
Contingent consideration payments [member]
Disclosure of detailed information about business combination [line items]
Business Acquired	0	0	0	2
Business combinations [member]
Disclosure of detailed information about business combination [line items]
Business Acquired	0	153	513	153
Business combinations [member] | Cash acquired [member]
Disclosure of detailed information about business combination [line items]
Business Acquired	0	(2)	(25)	(2)
Business combinations [member] | Businesses acquired, net of cash [member]
Disclosure of detailed information about business combination [line items]
Business Acquired	0	151	488	151
Investments in businesses [member]
Disclosure of detailed information about business combination [line items]
Business Acquired	$ 33	$ 12	$ 35	$ 18